Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Increases in deferred tax liabilities for enacted changes in tax laws	$ 408,000
Tax expense (benefits) related to the exercise of certain stock options and vesting and issuance of shares	$ (129,000)	$ (895,000)	$ 145,000
Statutory federal income tax rate	35.00%